Investment Strategy - GGM Macro Alignment ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of market sector, sub-sector, and “style” exchange-traded funds (each an “Underlying Sector ETF, Underlying Sub- Sector ETF, and Underlying Style ETF,” respectively, and, collectively, the “Underlying Sector, Sub Sector, and Style ETFs” or “Underlying ETFs”). Each Underlying Sector, Sub-Sector and Style ETF is an “index fund” that invests in the equity securities of companies in a particular U.S market sector, sub-sector, or market style (e.g., size specific (large cap, mid cap, or small cap), investment style specific (growth or value), or fixed income), respectively. The objective of each Underlying Sector, Sub-Sector, or Style ETF is to track its respective underlying sector, sub-sector or style index by replicating the securities in the underlying sector, sub-sector, or style index.

Under normal market conditions, the Fund will invest substantially all of its assets in five Underlying Sector, Sub-Sector, or Style ETFs with an equal weighting across (i) three different Underlying Sector ETFs each representing a different U.S. market sector – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate, or Utilities – and (ii) two different Underlying Sub-Sector or Style ETFs each representing a different sub-sector or market style. Subsectors include Telecom, Biotech, Transports, Media, Food and Beverage, Leisure, Aerospace & Defense, Homebuilders, Semiconductors, Tech Biotech, Retail, Medical Devices, Pharmaceuticals, Real Estate, Water Resources, Capital Markets, Insurance, Energy Equipment, Oil Gas and Consumable Fuels, Metals and Mining, Regional Banks, Broker Dealers, Defense, Global Infrastructure, Clean Energy, Nuclear, Gaming, Solar, Wind, Timber, Hard Asset Producers, Autos, and Healthcare Services. Market styles include Large Capitalization, Mid Capitalization, Small Capitalization, Growth, Value (or a combination of size and investment styles), and Fixed Income. The Fund intends to invest in a single ETF to represent a market sector, sub-sector, or style. The five Underlying Sector, Sub-sector, and Style ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector, sub-sector, or style can swing performance dramatically in one direction or the other.

The Fund employs a strategy that attempts to align the Underlying Sector, Sub-Sector and Style ETFs with the direction of the U.S. economy. By employing a quantitative, rules-based process, the Fund attempts to identify the economic condition of the upcoming quarter based on the rate of change of economic variables, including the pace of growth and rate of inflation. The Fund then shifts and rebalances the underlying holdings into the three Underlying Sector ETFs and two Underlying Sub-Sector or Style ETFs with the highest rolling back-tested return percentage for the corresponding forecasted economic condition that meet the qualifying criteria discussed below. The five Underlying ETFs will be rebalanced at the end of each quarter but the Underlying ETFs and represented sectors, sub-sectors and market styles may or may not change based on the forecasted economic condition of the upcoming quarter.

When selecting specific Underlying Sector, Sub-Sector and Style ETFs, the Adviser searches for sector, sub-sector, or style ETFs that satisfy certain qualifying criteria, namely have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector, Sub-Sector, and Style ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector, Sub-Sector, and Style ETFs vary and have no limit. Each Underlying Sector, Sub-Sector, or Style ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector, Sub-Sector, and Style ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.